Long-term debt, current and non-current, textuals 2 (Details) - Secured Debt [Member] $ in Thousands	2 Months Ended	4 Months Ended	5 Months Ended		10 Months Ended	12 Months Ended
	Feb. 15, 2012 USD ($)	May 10, 2016 USD ($)	May 22, 2014 USD ($)	May 18, 2012 USD ($)	Nov. 12, 2009 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments						quarterly or semi-annual installments plus one balloon installment
Debt Instrument, Description of Variable Rate Basis						LIBOR plus margin ranging from 1% to 2.5%
Debt Instrument, Maturity Date Range, Start						Mar. 31, 2021
Debt Instrument, Maturity Date Range, End						Jan. 31, 2032
Long-term Debt, Weighted Average Interest Rate						4.56%	4.31%
Number Of Vessels Collateral For Debt						32
Debt Instrument Collateral Amount						$ 765,736
Compensating Balance, Amount						$ 21,000	$ 24,000
Minimum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage						1.00%
Maximum [Member]
Debt Instrument [Line Items]
Loan Margin Percentage						2.50%
Bremer Landesbank [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt					$ 40,000
Debt Instrument, Number of installments						40
Debt Instrument, Frequency of Periodic Payments						quarterly
Debt Instrument, Periodic Payment, Principal						$ 900
Debt Instrument, Baloon Payment						$ 4,000
Debt Instrument, Maturity Date						Nov. 12, 2019
Debt Instrument, Description of Variable Rate Basis						LIBOR plus a margin
Loan Margin Percentage						2.15%
Export-Import Bank of China and DnB NOR Bank ASA [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt	$ 37,450
Debt Instrument, Number of installments						40
Debt Instrument, Frequency of Periodic Payments						quarterly
Debt Instrument, Periodic Payment, Principal						$ 628
Debt Instrument, Baloon Payment						$ 12,332
Debt Instrument, Maturity Date						Feb. 15, 2022
Debt Instrument, Description of Variable Rate Basis						LIBOR plus a margin
Loan Margin Percentage						2.50%
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 34,640
Debt Instrument, Number of installments						40
Debt Instrument, Frequency of Periodic Payments						quarterly
Debt Instrument, Periodic Payment, Principal						$ 581
Debt Instrument, Baloon Payment						$ 11,410
Debt Instrument, Maturity Date						May 18, 2022
Debt Instrument, Description of Variable Rate Basis						LIBOR plus a margin
Loan Margin Percentage						2.50%
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Second Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt			$ 15,000
Debt Instrument, Number of installments						19
Debt Instrument, Frequency of Periodic Payments						quarterly
Debt Instrument, Periodic Payment, Principal						$ 250
Debt Instrument, Baloon Payment						$ 10,250
Debt Instrument, Maturity Date						Feb. 22, 2019
Debt Instrument, Description of Variable Rate Basis						LIBOR plus a margin
Loan Margin Percentage						3.00%
Export-Import Bank of China and DnB NOR Bank ASA [Member] | Third Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt		$ 13,510
Debt Instrument, Baloon Payment						$ 12,242
Debt Instrument, Maturity Date						Jan. 04, 2019
Debt Instrument, Description of Variable Rate Basis						LIBOR plus a margin
Loan Margin Percentage						3.00%
Export-Import Bank of China and DnB NOR Bank ASA [Member] | First Seven Installments [Member] | Third Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments						7
Debt Instrument, Frequency of Periodic Payments						quarterly
Debt Instrument, Periodic Payment, Principal						$ 20
Export-Import Bank of China and DnB NOR Bank ASA [Member] | From Eighth to Eleventh Installment [Member] | Third Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Number of installments						4
Debt Instrument, Frequency of Periodic Payments						quarterly
Debt Instrument, Periodic Payment, Principal						$ 283